Intangible assets, net (Schedule of Amortization Expenses Related to Intangible Assets) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Intangible assets, net
2020	$ 146
2021	146
2022	146
2023	146
2024	146
2025 and thereafter	$ 1,647